Future Equity Obligations (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Future Equity Obligations (Details) [Line Items]
Purchase amounts		$ 2,666,953	$ 12,885,001		$ 7,925,000
Valuation cap		$ 65,000,000	65,000,000		2,982,757
Purchase amount			$ 2,300,000
Percentage of discount rate			80.00%
Preferred stock price per share (in Dollars per share)				$ 3.1187
Conversion of fair value			$ 18,968,155
Discount rate		80.00%
Fair value		$ 0			13,150,745
Common Stock [Member]
Future Equity Obligations (Details) [Line Items]
Converted shares of common stock. (in Shares)	4,372,601
Series Seed-1 Preferred Stock [Member]
Future Equity Obligations (Details) [Line Items]
Converted shares (in Shares)			2,440,411
Series Seed-2 Preferred Stock [Member]
Future Equity Obligations (Details) [Line Items]
Converted shares (in Shares)			2,088,696
Series Seed-3 Preferred Stock [Member]
Future Equity Obligations (Details) [Line Items]
Converted shares (in Shares)			357,836
Previously Reported [Member]
Future Equity Obligations (Details) [Line Items]
Valuation cap			$ 9,026,439		$ 35,000,000